Federal Home Loan Bank Advances - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
Advances from FHLB	$ 17,500	$ 22,500
Maturities from January 2017 through October 2019, fixed rates, minimum	1.50%
Maturities from January 2017 through October 2019, fixed rates, maximum	4.25%
Maturities from January 2017 through October 2019, fixed rates, averaging	2.06%
Maturities, year from	2017
Maturities, year to	2019
Outstanding letters of credit with FHLB	$ 21,200	22,700
FHLB borrowings collateralized by residential mortgage loans	138,600	$ 131,850
FHLB maximum borrowing capacity	132,054
FHLB remaining borrowing capacity	$ 39,654